Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes And Amounts Receivable For Equity Issued
Notes receivable		$ 90,425
Amounts receivable
Notes and amounts receivable for equity issued		$ 90,425